Acquisitions (Detail) - USD ($) $ in Thousands					3 Months Ended									12 Months Ended
	May. 26, 2015	Aug. 11, 2014	Nov. 26, 2013	Jan. 31, 2013	Oct. 25, 2015	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 26, 2014	Jul. 27, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013	Jul. 13, 2015
Acquisitions
Purchase price														$ 770,587	$ 466,204	$ 665,415
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Goodwill					$ 1,699,484	$ 1,699,484				$ 1,226,406				1,699,484	1,226,406	934,472
Net sales					2,400,858		$ 2,188,587	$ 2,279,345	$ 2,395,073	$ 2,543,771	$ 2,284,947	$ 2,244,866	$ 2,242,672	9,263,863	9,316,256	8,751,654
Applegate
Acquisitions
Purchase price	$ 774,100
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Accounts receivable																	$ 25,574
Inventory																	22,089
Prepaid and other assets																	2,916
Property, plant and equipment																	3,463
Intangible assets																	275,900
Goodwill																	488,476
Current liabilities																	(23,420)
Deferred taxes																	(20,935)
Purchase price																	$ 774,063
Transaction costs					9,000	9,000								9,000
Net sales						92,800
CytoSport Holdings
Acquisitions
Purchase price		$ 420,900
Potential additional payment		$ 20,000
Term for additional payment		2 years
Recognized amount related to potential additional payment					$ 10,300	$ 10,300								10,300
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Accounts receivable		$ 30,580
Inventory		62,246
Prepaid and other assets		3,133
Property, plant and equipment		8,119
Intangible assets		188,500
Goodwill		270,925
Current liabilities		(52,811)
Long-term liabilities		(30,140)
Deferred taxes		(59,700)
Purchase price		420,852
Potential payments owed under a supplier agreement		$ 15,000
Adjustment to potential payment														8,900
Net sales														$ 249,700	73,500
Transaction costs (excluding transitional service expenses) related to the acquisition																4,800
SKIPPY | China
Acquisitions
Purchase price			$ 41,900
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Net sales															$ 28,900
SKIPPY | Worldwide, except sales in mainland China
Acquisitions
Purchase price				$ 665,400
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Inventory				49,156
Property, plant and equipment				48,461
Intangible assets				264,500
Goodwill				303,597
Current liabilities				(299)
Purchase price				$ 665,415
Net sales													$ 86,500			272,800
Transaction costs (excluding transitional service expenses) related to the acquisition																$ 7,700